Supplemental information on statement of cash flows (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Amounts paid/received during the period:
Withholding income tax paid on behalf of third-parties	$ 679	$ 604
Transactions not involving cash
Purchase of property, plant and equipment on credit		19
Lease	7,249	3,168
Provision for decommissioning costs	6	10
Use of tax credits and judicial deposit for the payment of contingency	51	1,137
Remeasurement of property, plant and equipment acquired in previous periods	$ 12	$ 38